Note 17 - Share-based Payments - Outstanding and Exercisable Options (Details)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Feb. 28, 2017 CAD ($)	Feb. 29, 2016
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	7.91
Number of options outstanding	4,046,677	2,284,388	1,424,788	1,427,288	454,151
Weighted average exercise price exercisable	$ 1.56	$ 1.92	$ 6.44	$ 6.49
Number of options exercisable	1,613,200	591,113	238,482	240,982
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price
Top of range [member]
Statement Line Items [Line Items]
Exercise price
Range one of exercises prices [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	9.26
Number of options outstanding	1,898,523
Weighted average exercise price exercisable	$ 0.77
Number of options exercisable	348,197
Range one of exercises prices [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 0.77
Range one of exercises prices [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 0.77
Range two of exercises prices [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	5.86
Number of options outstanding	775,000
Weighted average exercise price exercisable	$ 1.50
Number of options exercisable	518,750
Range two of exercises prices [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 0.78
Range two of exercises prices [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.58
Range three of exercises prices [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	7.9
Number of options outstanding	273,333
Weighted average exercise price exercisable	$ 1.65
Number of options exercisable	233,333
Range three of exercises prices [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.59
Range three of exercises prices [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.71
Range four of exercises prices [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	8.21
Number of options outstanding	790,833
Weighted average exercise price exercisable	$ 1.77
Number of options exercisable	292,500
Range four of exercises prices [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.72
Range four of exercises prices [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.88
Range five of exercises prices [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	3.97
Number of options outstanding	308,988
Weighted average exercise price exercisable	$ 2.57
Number of options exercisable	220,420
Range five of exercises prices [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.89
Range five of exercises prices [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 6.50